Fees Summary	Aug. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,500,000,000
Previously Paid Amount	688,950.00
Total Fee Amount	3,750,950.00
Total Offset Amount	0
Net Fee	$ 3,062,000.00